Property, plant and equipment - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments contracted	£ 165.0	£ 28.4